Form N-1A Supplement	Oct. 23, 2025
Dunham Real Estate Stock Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

DUNHAM FUNDS

Dunham Real Estate Stock Fund

Class A (DAREX) | Class C (DCREX)| Class N (DNREX)

Supplement dated October 23, 2025 to the Statutory Prospectus (the “Prospectus”),

Statement of Additional Information and Summary Prospectus each dated March 1, 2025, as amended.

This Supplement dated October 23, 2025 supersedes and replaces in its entirety the Supplement dated October 1, 2025, which contained an inadvertent error. This Supplement also updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Effective October 1, 2025, PGIM, Inc. (“PGIM” or “Sub-Adviser”) replaces American Assets Capital Advisors, LLC (“AACA”) as sub-adviser to the Dunham Real Estate Stock Fund (the “Fund”). Additionally, effective October 1, 2025 the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index.

Reference is made to the section entitled “Fees and Expenses of the Fund” on page 62 of the Prospectus and page 1 of the Summary Prospectus. The tables describing the expenses of the Fund are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus and in How to Buy and Sell Shares on page 86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses:
Dividend Expense	0.03%	0.03%	0.03%
Remaining Other Expenses	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.80%	2.55%	1.55%

(1)	(Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective October 1, 2025. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.05% to 0.85%, based on the Fund’s performance relative to the Dow Jones Global Select REIT Total Return Net Index.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund on page 62 of the Prospectus and page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$740	$1,086	$1,455	$2,488
Class C	$250	$770	$1,316	$2,806
Class N	$150	$465	$803	$1,757

The information under the heading “Principal Investment Strategies” beginning on page 63 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Principal Investment Strategies:

The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts (“REITs”)) of real estate companies. The Fund normally invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the real estate industry that are economically tied to different countries throughout the world, including the United States. The Fund defines a company as principally engaged in the real estate industry if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, operation, construction, development, financing, leasing, management or sale of real estate. The Fund may also invest in real estate companies or issuers that are economically tied to emerging markets. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund’s Sub-Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objectives.

The sub-adviser’s approach to real estate investing is value-oriented, based upon real estate fundamentals and assessments of management teams. The sub-adviser emphasizes both quantitative and qualitative investment analysis, and focuses on valuation relative to a company’s underlying real estate assets as well as a company’s on-going concern valuation. Through detailed company research that includes regular management visits, property tours and financial analysis, the sub-adviser analyzes the quality of real estate asset cash flows, sustainability and growth of company dividends. The sub-adviser also evaluates the company’s strategy, management’s track record, incentives and ability to create long term shareholder value. Only about 10% of institutional quality commercial real estate is publicly traded, and the sub-adviser believes that public real estate securities managers need a firm understanding of the other 90%—the private real estate markets—to successfully add value.

Decisions to sell portfolio securities are based on relative analysis which entails examination of a variety of factors, including the sub-adviser’s assessment of relative risk adjusted return for the securities.

The Fund may also engage in securities lending.

The information under the subheading “Performance—Average Annual Total Return” on page 65 of the Prospectus and on page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Dunham Real Estate Stock Fund

AVERAGE ANNUAL TOTAL RETURN

For the periods ended December 31, 2024	1 Year	5 Years	10 Years
Class N Shares
return before taxes	7.20%	-0.43%	2.81%
return after taxes on distributions	6.82%	-1.36%	1.08%
return after taxes on distributions and sale of Fund shares	4.26%	-0.31%	1.78%
Class C Shares
return before taxes	6.15%	-1.43%	1.78%
Class A Shares
return before taxes	0.79%	-1.86%	1.95%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Dow Jones Global Select REIT Total Return Net Index (reflects no deduction for fees, expenses, or taxes)*	2.14%	-0.21%	2.41%
Dow Jones U.S. Real Estate Total Return Index (reflects no deduction for fees, expenses, or taxes)*	4.86%	3.00%	5.64%
Morningstar Real Estate Category (return before taxes)**	5.90%	2.96%	4.96%

*	In prior prospectuses, the Fund compared its performance against the Dow Jones U.S. Real Estate Total Return Index. The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.

**	The Morningstar Real Estate Category is generally representative of mutual funds that primarily invest in REITs of various types. REITs are companies that develop and manage real estate properties.

Reference is made to the section entitled “Sub-Adviser Portfolio Managers” on page 65 of the Prospectus and on page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Sub-Adviser: PGIM, Inc. (“PGIM” or “Sub-Adviser”).

The portfolio managers on the team who are jointly and primarily responsible for the day-to-day management of the Fund are Rick Romano, CFA, Daniel Cooney, CFA, Michael Gallagher, and Alvin Chan, CFA. Mr. Romano is a Managing Director and joined PGIM in 1998. Mr. Cooney is a Managing Director and joined PGIM in 2013. Mr. Gallagher is an Executive Director and joined PGIM in 2013. Mr. Chan is an Executive Director and Portfolio Manager and joined PGIM in 2016. Messrs. Romano, Cooney, Gallagher, and Chan began managing the Fund in October 2025.

Reference is made to the second paragraph of the section entitled “Investment Adviser” beginning on page 100 of the Prospectus. References to AACA are deleted in their entirely and the following is added:

A discussion regarding the basis of the Board of Trustees’ approval of the Sub-Advisory agreement with PGIM (Real Estate Stock Fund) will be available in the Dunham Funds’ annual report for the fiscal period ended October 31, 2025.

The corresponding information under the heading “Investment Adviser” beginning on page 100 of the Prospectus is deleted in its entirety and replaced with the following:

		Adviser’s	Sub-Adviser’s
	Management Fee	Portion	Portion
Real Estate Stock*	0.70% – 1.50%	0.65%	0.05% to 0.85

*	Prior to October 1, 2025, the Sub-Adviser’s portion was 0.15% to 0.75 and the Management fee range was 0.80% – 1.40%.

The information under the heading “Dunham Real Estate Stock Fund” on page 112 of the Prospectus is deleted in its entirety and replaced with the following:

Dunham Real Estate Stock Fund

PGIM, Inc., (“PGIM”) located at 655 Broad Street, 14th Floor, Newark, NJ 07102, is the global investment management businesses of Prudential Financial, Inc. (“Prudential”), a publicly traded company (NYSE: PRU). PGIM Real Estate is a business unit within PGIM that leverages its expertise as both a debt platform driven by an originations engine, offering debt investment strategies from core to higher-yielding, as well as a manager of portfolios of publicly traded real estate companies to meet the needs of investors, including regional, global, income-focused, and concentrated portfolios.

Rick Romano, CFA, Managing Director, Head of Global Real Estate Securities

Rick J. Romano is a Managing Director at PGIM Real Estate and head of the Global Real Estate Securities (GRES) business. Based in Newark, New Jersey, Mr. Romano is the Chief Investment Officer and Senior Portfolio Manager for all GRES funds and investments, and is a member of PGIM Real Estate’s Americas Executive Council, Global Investment Committee, UCITs Governance Council and Defined Contribution Investment Committee. Previously, Mr. Romano was a Portfolio Manager responsible for management of North America public securities investments and the Global Chief Risk Officer for all GRES funds and investments. Mr. Romano joined PGIM Real Estate in 1998 in the Merchant Banking Group where he was responsible for originating and executing entity level equity investments. He has a bachelor’s degree from Rutgers College and a Master of Business Administration in Finance from New York University’s Stern School of Business. He is a CFA charterholder; a member of the New York Society of Security Analysts (NYSSA); and NAREITs Investment Advisory Council.

Daniel Cooney, CFA, Managing Director, Head of North America & Deputy Chief Investment Officer

Daniel Cooney is a Managing Director with PGIM Real Estate and a Portfolio Manager for the Global Real Estate Securities (GRES) business. Based in Newark, New Jersey, Mr. Cooney serves as acting head of the U.S. region, responsible for all North American public security selection. In addition, Mr. Cooney is actively involved in international security selection alongside the Global CIO and international portfolio managers. Prior to his current role, Mr. Cooney was a Senior Analyst for the GRES business, focusing on U.S. and Canadian public securities. He also assisted in the GRES investment management and operations and was responsible for fundamental investment research, securities analysis, and assisting in portfolio management investment. Mr. Cooney joined PGIM Real Estate in 2013 from RREEF, where he worked as a securities analyst in the global securities team. Mr. Cooney has a bachelor’s degree in economics from Trinity College in Hartford, Connecticut, and is a CFA charter holder. He is a member of the CFA Institute and the New York Society of Security Analysts.

Michael Gallagher, Executive Director, European Portfolio Manager

Mr. Gallagher is an Executive Director for PGIM Real Estate based in London. He is the Portfolio Manager for the European real estate securities. Mr. Gallagher has over 20 years of investment industry experience and 14 years in public real estate investment. Prior to joining PGIM Real Estate in 2013, Mr. Gallagher was the Assistant Fund Manager for Global Real Estate Securities at Aviva Investors (London) where he was responsible for portfolio construction and stock selection of European real estate securities. Prior to Aviva, Mr. Gallagher was a Vice President of Citigroup (London) where he covered diversified financials and the real estate sector. At Citigroup, Mr. Gallagher was responsible for modeling and research for companies under his coverage. Mr. Gallagher came to Citigroup from Deutsche Bank (London /Frankfurt) where he was a pan European equity analyst covering bank stocks and diversified German companies. Mr. Gallagher holds a B.A. in Economics from Harvard University, magna cum laude and was the recipient of the Harvard College Scholarship. Mr. Gallaher also holds a M.A. in International Political Economy from Cornell University where he was awarded the Mellon Foundation Scholarship. Mr. Gallagher speaks several languages including English (native), German, French, Italian and Portuguese.

Alvin Chan, CFA, Executive Director, Asia Pacific Portfolio Manager

Mr. Chan is an Executive Director and Portfolio Manager assisting in the investment management and operations of PGIM’s Global Real Estate securities portfolios focusing on Asian public securities. His responsibilities include fundamental investment research, securities analysis and assisting in portfolio management. Mr. Chan joined PGIM Real Estate in January 2016 from BlackRock where he worked as an Equities Analyst in the global real estate securities team. Prior to that, he had worked as a Senior Analyst in Principal Global Investors and Lasalle Investment Management. Mr. Chan started his career as an Equity Research Associate with UBS in Singapore. He holds a Bachelor of Science degree in Real Estate from the National University of Singapore and is a CFA charterholder. Mr. Chan is fluent in English and Mandarin (Chinese).

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If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information each dated March 1, 2025.

Investors Should Retain This Supplement For Future Reference

DUNHAM FUNDS

Dunham Real Estate Stock Fund

Class A (DAREX) | Class C (DCREX)| Class N (DNREX)

Supplement dated October 1, 2025 to the Statement of Additional information dated March 1, 2025 (the “SAI”) as amended.

This Supplement dated October 1, 2025 supersedes and replaces in its entirety the Supplement dated September 8, 2025. This Supplement also updates and supersedes any contrary information contained in the SAI.

Effective October 1, 2025, PGIM, Inc. (“PGIM” or “Sub-Adviser”) replaces American Assets Capital Advisors, LLC (“AACA”) as sub-adviser to the Dunham Real Estate Stock Fund (the “Fund”).

Reference is made to the section entitled “Portfolio Managers” beginning on page 64 of the SAI. The table under this section is amended to delete in its entirety the information for Burland B. East III, CFA pertaining to the Dunham Real Estate Stock Fund, and to add the following information that is provided as of June 30, 2025:

Portfolio Managers/ Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ Millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ Millions)	Other Accounts[1]	Assets Managed ($ Millions)[1]	Total Assets Managed ($ Millions)
Rick Romano, CFA PGIM, Inc. Dunham Real Estate Stock Fund	16	$2,306	0	0	12	$2,089	$4,395
Daniel Cooney, CFA PGIM, Inc. Dunham Real Estate Stock Fund	16	$2,306	0	0	12	$2,089	$4,395
Michael Gallagher PGIM, Inc. Dunham Real Estate Stock Fund	13	$1,874	0	$0	7	$823	$2,867
Alvin Chan, CFA PGIM, Inc. Dunham Real Estate Stock Fund	13	$1,874	0	$0	7	$993	$2,697

1	One account with AUM of $576m has a performance-based fee component to its fee schedule.

Reference is made to the section entitled “Conflicts of Interest” beginning on page 68 of the SAI. The section is amended to delete in its entirety the information for American Assets Capital Advisers, LLC, and to add the following information:

PGIM, Inc. (“PGIM”) When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, an Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below for each Portfolio Manager.

Like other investment advisers, PGIM is subject to various conflicts of interest in the ordinary course of its business. PGIM strives to identify potential risks, including conflicts of interest, that are inherent in its business, and it conducts annual conflict of interest reviews. However, it is not always possible to identify every potential conflict that can arise. When actual or potential conflicts of interest are identified, PGIM seeks to address such conflicts through one or more of the following methods:

●	elimination of the conflict;

●	full and fair disclosure of the conflict to the client(s); or

●	management of the conflict through the adoption of appropriate policies, procedures or other mitigants.

PGIM follows Prudential Financial, Inc.’s policies on business ethics, personal securities trading, and information barriers. PGIM has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each situation in which a conflict arises or could potentially arise in the future.

Reference is made to the section entitled “Compensation” beginning on page 76 of the SAI. The section is amended to delete in its entirety the information for American Assets Capital Advisers, LLC, and to add the following information:

PGIM, Inc. (“PGIM”) – The compensation of PGIM’s investment professionals (including, among others, portfolio managers and research analysts) includes a combination of base salary, a performance-based annual cash incentive bonus, and a long-term incentive grant. Investment professionals sometimes also participate in performance-based fees or compensation payable by our clients.

The base salary component is based on market data relative to similar positions within the industry as well as the past performance, experience, and responsibility of the individual, and the annual cash incentive bonus is paid from an annual incentive pool. Each investment professional’s incentive compensation, including 4 both the annual cash incentive bonus and the long-term incentive grant, is primarily determined by how significantly he or she has contributed to delivering investment performance to clients consistent with relevant objectives, guidelines, and risk parameters, as well as the individual’s qualitative contributions to the organization. PGIM’s incentive compensation program is designed to align the interests of each investment professional with those of its clients. The performance of PGIM’s clients’ accounts, of its overall business, and of the individual employee are all important factors in determining the size of the annual cash incentive bonus and long -term incentive grant awarded to each individual. Total compensation is designed to be competitive with the market, but an individual’s actual compensation may vary. Long-term incentive grants to investment professionals are made in the form of 80% deferred cash that tracks the performance of funds tied to the grant and 20% in restricted stock units (RSUs) of Prudential Financial, Inc. These long-term incentive grants vest over a three-year period. Investment professionals are all covered by the same general compensation structure, although they may manage multiple accounts. Generally, all compensation is paid by PGIM Real Estate, not from any client assets. However, where a portion of the performance-based fees and other compensation that is earned is typically shared with relevant investment professionals and members of senior management, such amounts will be paid to the individuals concerned directly or indirectly from such performance fees paid by the relevant client.

Reference is made to the section entitled “Ownership of Securities” beginning on page 81 of the SAI. The table under this section is amended to delete in its entirety the information for Burland B. East III, CFA pertaining to the Dunham Real Estate Stock Fund, and to add the following information that is provided as of June 30, 2025:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned
Rick Romano, CFA	Dunham Real Estate Stock Fund	None
Daniel Cooney, CFA	Dunham Real Estate Stock Fund	None
Michael Gallagher	Dunham Real Estate Stock Fund	None
Alvin Chan, CFA	Dunham Real Estate Stock Fund	None

Reference is made to the section entitled “Appendix B – Proxy Voting for the Sub-Advisers” beginning on page 99 of the SAI. Information related to American Assets Capital Advisors, LLC is deleted in its entirety and replaced with the following information:

PGIM, Inc.

PROXY VOTING

I.	FIDUCIARY DUTY AND OBJECTIVES

PGIM Real Estate, a division of PGIM, Inc., is committed to conducting its business with high standards of personal and corporate integrity.  As an investment adviser that has been delegated authority to vote proxies of portfolio securities owned by its discretionary clients, PGIM Real Estate owes a fiduciary duty to its discretionary clients to vote portfolio proxies in the best economic interests of such clients.   PGIM Real Estate’s Proxy Voting Policy is part of our corporate governance obligations.  We are a signatory to United Nations Principles of Responsible Investment.  As an investment manager signatory, we believe that environmental, social, and corporate governance (ESG) issues can affect the performance of investment portfolios to varying degrees across companies, sectors, regions, asset classes and through time. Subject to our fiduciary duty as an investment adviser, we seek to incorporate and address ESG issues when voting portfolio proxies.

 In meeting its fiduciary duty, PGIM Real Estate’s principal concern in voting portfolio proxies is the anticipated economic effect of the proposal on the value of our clients’ portfolio holdings, both in the long-term and short-term.  In many cases, we believe that our clients’ economic interests are consistent with management’s proposal.  In other cases, however, we believe management’s proposal (e.g., anti-takeover provisions) may have a negative impact on the value of our clients’ portfolio holdings.

 This Proxy Voting Policy sets forth PGIM Real Estate’s policy and procedures for the voting of proxies for securities held in client portfolios for which PGIM Real Estate provides discretionary investment management services.  PGIM Real Estate seeks to actively monitor developments in the proxy voting arena and will update and redistribute this Proxy Voting Policy as needed to address.

II.	PROXY VOTING GUIDELINES

PGIM Real Estate has adopted general guidelines for voting portfolio proxies as summarized below.

Our primary consideration in voting portfolio proxies is the financial interests of our clients.

In general, PGIM Real Estate will consider management’s overall attention to shareholder issues when contemplating a vote against management.  We will generally vote with management that has demonstrated a shareholder orientation.

The following guidelines reflect what PGIM Real Estate believes is good corporate governance with appropriate consideration of ESG issues in accordance with our fiduciary duty as an investment adviser.

Summarizing:

Management Proposals

●	Executive Compensation – We generally support management teams that seek to maximize shareholder returns, in conjunction with the promotion of environmental and social objectives.

●	Mergers and acquisitions – We generally support proposals that, based on an examination by the voting agent (described below) of economic and corporate governance implications, should maximize shareholder return.

 Shareholder Proposals

●	Shareholder rights – We generally support initiatives that seek to enhance shareholder rights.

●	Environment – We generally support proposals that seek improved reporting and disclosure about company practices which impact the environment. Proposals that request companies to develop greenhouse gas reduction goals, comprehensive recycling programs and other proactive measures to mitigate a company’s environmental impact are also generally supported.

●	Labor/human rights – We generally support enhancement of worker’s rights by voting for proposals requiring greater disclosure. We also generally support proposals requesting independent verification of a company’s contractors’ compliance with labor and human rights standards.

●	Health and safety – We generally support proposals seeking increased disclosure such as labeling of genetically modified organisms, the elimination of toxic emissions and prohibition on sale of tobacco to minors, etc.

●	Business ethics – We generally support proposals to increase disclosure of a company’s business ethics and code of conduct and activities relating to social welfare. Additionally, we generally support proposals that will report a company’s political contributions, charitable spending and lobbyist activities.

III.	PROXY VOTING PROCEDURES

A.	Overview

PGIM Real Estate’s Global Real Estate Securities (GRES) team recommends proxy voting guidelines, responds to changes in corporate governance obligations, and reviews the overall exercise of Prudential’s proxy voting authority.

PGIM Real Estate will generally attempt to vote each proxy received by its clients, provided doing so is consistent with its fiduciary obligations.  However, there may be situations where we may be unable to vote a proxy, or may choose not to vote a proxy,  such as where (i) a meeting notice is received too late,

(ii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if PGIM Real Estate votes the proxy, (iii) PGIM Real Estate held the shares as of the record date but sold them prior to the meeting date, or (iv) the security is subject to as securities lending program and PGIM Real Estate is unable, despite its best efforts, to recall the security in time to vote the proxy.

B.	Private Real Estate Portfolios

Proxy solicitations are initially sent by the issuer to the trustee or custodian bank or to their designated proxy facilitator, in the case of securities held through custodian accounts, or directly to PGIM Real Estate at the address listed in the issuer’s transfer agent’s records, in respect of privately placed certificated securities. Proxies for securities held by custodians on behalf of PGIM Real Estate’s private real estate portfolios are forwarded to PGIM Real Estate’s Private Operations Department for processing.  Similarly, proxies received in the mail at PGIM Real Estate’s offices for PGIM Real Estate’s private real estate portfolios are forwarded to PGIM Real Estate’s Private Operations Department for processing.

 Each proxy is reviewed by the respective portfolio manager(s) and voted in accordance with PGIM Real Estate’s Proxy Voting Policy. If the proposal is not addressed in the Proxy Voting Policy or if PGIM Real Estate is aware of some circumstance that would suggest a vote not in accordance with the Proxy Voting Policy, the proxy becomes a “Proxy Discussion Issue” and will be discussed among the portfolio managers of portfolios which own the affected security. A unified PGIM Real Estate vote on the Proxy Discussion Issue should be established and instructions provided to the Private Operations group for execution. Depending on the nature and significance of the subject matter, the portfolio manager(s) may decide to sell the security.  On occasion, PGIM Real Estate may be in contact with other major shareholders who have an interest in the outcome of a vote.  Further, PGIM Real Estate may, as appropriate, discuss our vote with company management.

C.	Public Real Estate Portfolios

 PGIM Real Estate has hired a third-party proxy voting administrator (“Voting Agent”) to facilitate the voting and reporting process for the Public Real Estate Portfolios.  Proxy solicitations are initially sent by the issuer of the securities to the trustee or custodian bank or to their designated proxy facilitator.  The Voting Agent shall process PGIM Real Estate’s votes pursuant to PGIM Real Estate’s guidelines or shall seek input from PGIM Real Estate for those proxies designated to be evaluated on a case-by-case basis per the policy.

 The Voting Agent works closely with PGIM Real Estate’s outsourced Operations Team to ensure that proxies for public real estate portfolios are voted per the Proxy Voting Policy or referred to PGIM Real Estate’s outsourced Operations Team for further analysis/consultation with the portfolio manager

 There are certain circumstances where PGIM Real Estate may either not vote proxies in certain countries (due to share blocking concerns) or vote contrary to PGIM Real Estate’s guidelines at the direction of the portfolio management team. In either scenario, the Proxy Voting Agent, through the outsourced Operations Team, will contact the PGIM Real Estate Team for direction.

D.	Conflicts Identification and Resolution

There may be situations in which PGIM Real Estate may face a conflict between its interests and those of clients or business partners. Potential conflicts are most likely to fall into three categories.

●	Business Relationships – This type of conflict would occur if PGIM Real Estate or an affiliate had a substantial business relationship with the company or a proponent of a proxy proposal relating to the company such that failure to vote in favor of management could harm the relationship PGIM Real Estate or its affiliate may have with the company. This could happen if PGIM Real Estate has a material business relationship with a company in which PGIM Real Estate has invested on behalf of its clients. To identify conflicts that may arise via a business relationship, PGIM Real Estate’s Insider Trading Policy addresses the monitoring of companies for potential possession of material non- public information. PGIM Real Estate maintains a restricted list containing names of those business relationships with publicly traded companies where material non-public information is known in the business unit.

●	Client Relationships – This type of conflict would occur if PGIM Real Estate had a client invested in one of their portfolios who was also a company with an account whose assets are managed by PGIM Real Estate. Any issuer that represents at least 5% of a business unit’s total revenue will be considered to be a conflict issuer for PGIM, or Prudential Financial, Inc.

●	Personal Relationships – This type of conflict might occur if PGIM Real Estate or an affiliate had a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees. To identify this potential conflict, PGIM Real Estate associates are required to complete an annual questionnaire where these types of relationships should be disclosed. At the time they are reported and annually thereafter, analysis is completed to ensure the potential conflicts can be monitored or mitigated.

 If conflicts are identified that cannot be resolved, they are communicated to the PGIM Real Estate Team for resolution.  Resolution may include abstaining from a particular vote or allowing the Voting Agent to vote the proxy per the recommendation of the Voting Agent.

 Records of conflicts and how they were resolved will be maintained by PGIM Real Estate Operations Department (for example, whether the conflict was judged to be material, the basis on which the materiality decision was made and how the proxy was ultimately voted).

E.	Proxy Voting Recordkeeping

 Private Real Estate Portfolios

Records of proxy decisions and proxies voted on behalf of the Private Real Estate Portfolios will be maintained by PGIM Real Estate’s Private Operations Department.  The record shall indicate whether the proxy was voted in accordance with the Proxy Voting Policy, against the Policy at the direction of the portfolio management team, or on a case-by case basis.  Proxy records may be provided to clients upon their request.

 Public Real Estate Portfolios

The Voting Agent maintains PGIM Real Estate’s voting records on behalf of the Public Real Estate Portfolios and produces reports as necessary to enable PGIM Real Estate to fulfill its obligations under applicable law.  Records of all proxies voted, including whether they were voted in accordance with the Proxy Voting Policy, against the Policy at the direction of the portfolio management team, or on a case-by case basis, can be obtained from the Voting Agent.

The Voting Agent shall be responsible for preparing and filing Form N-PX for each proprietary registered investment company (“mutual fund”) advised by Prudential, with its complete voting record for the 12 months ended June 30th, no later than August 31st each year.

PGIM Real Estate’s Outsourced Public Operations will maintain detailed procedures for the oversight of the Voting Agent as its proxy voting administrator.

F.	Annual Compliance Review

PGIM Real Estate’s Chief Compliance Officer (or his designee) shall conduct an annual review to assess compliance with the Proxy Voting Policy.  This review will include sampling a limited number of proxy votes during the prior year to determine if they were consistent with the Proxy Voting Policy. The results of this review will be reported to PGIM Real Estate’s management.

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If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference